Short-term Bank Borrowings	6 Months Ended
Mar. 31, 2025
Short-Term Bank Borrowings [Abstract]
SHORT-TERM BANK BORROWINGS

9. SHORT-TERM BANK BORROWINGS

Outstanding balances of short-term bank borrowings as of September 30, 2024 and March 31, 2025 consisted of the following:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Collateralized and guaranteed bank loans from Bank of China	10,000,000	10,000,000	1,378,037
	10,000,000	10,000,000	1,378,037

Short-term borrowings were denominated in RMB by New Brand from Bank of China in the PRC drawn under a banking facility with details as follows:

i)	Guaranteed by Suqin Li who is the Director and Chief Executive Officer of the Company, her husband and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs;

ii)	Secured by properties owned by Suqin Li and her husband.

The average interest rates for short-term borrowings as of September 30, 2024 and March 31, 2025 were 3.05% and 3.05% respectively.

Short-term bank borrowings as of March 31, 2025 are as follows:

Maturity date	Type	Bank	Interest rate	Balance as at March 31, 2025
				RMB	US$
May 27, 2025	Operating loan	BOC	3.05%	4,000,000	551,215
May 29, 2025	Operating loan	BOC	3.05%	6,000,000	826,822
				10,000,000	1,378,037